Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities
Accounts payable	$ 16,808,557	$ 7,515,566
Accrued liabilities	3,463,066	2,255,074
Total	$ 20,271,623	$ 9,770,640